Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001437249
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 04, 2023
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Foundry Partners Fundamental Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Foundry Partners Fundamental Small Cap Value Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.   The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 247-1014
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Valued Advisers Trust

Foundry Partners Fundamental Small Cap Value Fund

Supplement to the Prospectus dated February 28, 2022

Supplement dated January 4, 2023

Revised Expense Limitation Agreement

Effective January 1, 2023, Foundry Partners, LLC (the “Adviser”), the investment adviser to the Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) agreed to modify the Fund’s expense limitation arrangement. The Board of Trustees of the Trust (the “Board”) approved a revised Expense Limitation Agreement between the Adviser and the Trust, which lowers the Fund’s expense cap from 1.25% to 0.99%. As a result, effective January 1, 2023, the information in the Fund’s prospectus dated February 28, 2022 under the heading “Fees and Expenses of the Fund” is deleted in its entirety, and replaced with the information below.

Foundry Partners Fundamental Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	565
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,256
Foundry Partners Fundamental Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,542

[1]	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflects that, as of January 1, 2023, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 29, 2024, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does